REVENUE (Details 4) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Taxes on revenues		R$ 8,488	R$ 10,464	R$ 8,798
Charges to the consumer		4,198	3,215	2,924
Deductions from revenue		12,686	13,679	11,722
ICMS - State VAT [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	[1]	4,892	6,993	6,098
Cofins [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues		2,948	2,842	2,214
Pis and pasep tax [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues		643	618	481
Other Taxes [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues		5	11	5
Global Reversion Reserve (RGR) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		14	15	16
Energy Efficiency Program (PEE) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		69	74	73
Energy Development Account (CDE) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		4,057	2,658	2,443
Research and Development [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		35	34	43
National Scientific and Technological Development Fund (FNDCT) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		49	55	43
Energy System Expansion Research (EPE of MME) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		25	27	21
Customer charges - Proinfa alternative sources program [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		77	66	39
Energy services inspection fee [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		33	35	35
Royalties for use of water resources [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		54	37	62
Customer charges - the 'Flag Tariff' system [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		(252)	162	R$ 149
Cde On R And D [Member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		15	21
Cde On Eep [Member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		R$ 22	R$ 31

[1]	On June 23, 2022, Supplementary Law no. 194 was enacted, with immediate effectiveness, which changed the National Tax Code (CTN) and Supplementary Law no. 87/96 (Kandir Law), classifying electric power, among other goods, as essential, prohibiting the establishment of ICMS rates for transactions with these goods at a higher level than for transactions in general, and applying the non-levy of this tax on transmission and distribution services and sectorial charges related to electric power transactions.